Schedule of Warrants Outstanding (Details) - shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Warrants outstanding	14,339,078	14,339,078	14,430,958
Business Combination Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		585,275	585,275
PIPE Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		95,744
Liability Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	681,019	681,019	681,019
Liability Classified Warrants [Member] | Business Combination Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	585,275	585,275	585,275
Liability Classified Warrants [Member] | PIPE Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	95,744	95,744	95,744
Equity Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	13,658,059	13,658,059	13,749,939
Equity Classified Warrants [Member] | Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	11,500,000	11,500,000	11,500,000
Equity Classified Warrants [Member] | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	2,158,059	2,158,059	2,199,939
Equity Classified Warrants [Member] | Helena Termination Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding			50,000